Average Annual Total Returns{- Fidelity Freedom Index 2060 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2060 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Since Inception		Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Since Inception		Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1067 Past 1 year	F1067 Past 5 years	F1067 Since Inception
Total	15.88%	13.74%	10.54%	[1]	15.27%	12.82%	9.71%	[1]	9.66%	10.74%	8.26%	[1]	28.71%	18.47%	15.27%	[1]	16.18%	13.89%	10.71%	[1]

[1]	(a)From August 5, 2014